Summary of Benefit Obligations Classified in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 05, 2013	Dec. 29, 2012	Dec. 31, 2011
Defined benefit plan unfunded status of plan
Other long-term liabilities	$ 39,097	$ 38,871	$ 23,893
Total liabilities	1,026,051	859,274	706,676
SERP [Member]
Defined benefit plan unfunded status of plan
Accrued expenses and other current liabilities		620	599
Other long-term liabilities		4,571	4,453
Total liabilities		5,191	5,052
Other Post-Retirement Plans [Member]
Defined benefit plan unfunded status of plan
Accrued expenses and other current liabilities		236	259
Other long-term liabilities		3,929	2,398
Total liabilities		$ 4,165	$ 2,657